Additional Information of Expenses by Nature - Summary of Profit Sharing Bonus to Employees and Compensation to Directors (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expense by Nature [line items]
Resolution date of TSMC's Board of Directors in its meeting	Feb. 15, 2022	Feb. 09, 2021	Feb. 11, 2020
Bonus to Employees [member]
Expense by Nature [line items]
Profit sharing bonus to employees	$ 35,601.5	$ 34,753.2	$ 23,165.7
Compensation to Directors [member]
Expense by Nature [line items]
Compensation to directors	$ 487.5	$ 509.8	$ 360.4